THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2002.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------

Check here if Amendment [X]  Amendment Number:    1
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RBS Partners, L.P.
            ------------------------------------------
Address:    1 Lafayette Place
            ------------------------------------------
            Greenwich, CT 06830
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-2610
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          --------------------------------------------
Title:    President of General Partner
          --------------------------------------------
Phone:    (203)861-4600
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William C. Crowley   Greenwich, CT                         February 14, 2003
-----------------------  ------------------------------------  -----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                14
                                              -----------------------

Form 13F Information Table Value Total:      $    679,615
                                              -----------------------
                                                    (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Canada    DEPS RCPT CL B   00207Q-20-2     3,443       114,050   SH             DEFINED                  114,050
------------------------------------------------------------------------------------------------------------------------------------
AT&T Canada    DEPS RCPT CL B   00207Q-20-2    16,998       563,050   SH              SOLE                    563,050
------------------------------------------------------------------------------------------------------------------------------------
Cooper
Industries,
Inc.           Common           216669-10-1    25,323       725,184   SH             DEFINED                  725,184
------------------------------------------------------------------------------------------------------------------------------------
Cooper
Industries,
Inc.           Common           216669-10-1   136,339     3,904,316   SH              SOLE                  3,904,316
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones &
Co. Inc.       Common           260561-10-5    11,768       215,014   SH             DEFINED                  215,014
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones &
Co. Inc.       Common           260561-10-5    56,393     1,030,386   SH              SOLE                  1,030,386
------------------------------------------------------------------------------------------------------------------------------------
Liz
Claiborne
Inc.           Common           539320-10-1    19,103       383,976   SH             DEFINED                  383,976
------------------------------------------------------------------------------------------------------------------------------------
Liz
Claiborne
Inc.           Common           539320-10-1    98,969     1,989,324   SH              SOLE                  1,989,324
------------------------------------------------------------------------------------------------------------------------------------
Nextwave
Telecom Inc.   Common           65332-M10-3       248        30,976   SH             DEFINED                   30,976
--------------------------------------------- --------------------------------------------------------------------------------------
Nextwave
Telecom Inc.   Common           65332-M10-3     1,184       148,024   SH              SOLE                    148,024
------------------------------------------------------------------------------------------------------------------------------------
Timberland
Company        CL A             887100-10-5     6,134       165,430   SH             DEFINED                  165,430
------------------------------------------------------------------------------------------------------------------------------------
Timberland
Company        CL A             887100-10-5    32,689       881,570   SH              SOLE                    881,570
------------------------------------------------------------------------------------------------------------------------------------
Willamette
Industries,
Inc.           Common           969133-10-7    42,268       810,971   SH             DEFINED                  810,971
------------------------------------------------------------------------------------------------------------------------------------
Willamette
Industries,
Inc.           Common           969133-10-7   228,756     4,389,029   SH              SOLE                  4,389,029
------------------------------------------------------------------------------------------------------------------------------------

[Repeat as necessary]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.